ACQUISITIONS AND DROP DOWN TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2015
Business Acquisition [Line Items]
Fair Value of Assets Acquired and Liabilities Assumed
The fair values of the assets acquired and liabilities assumed as of February 15, 2013, were as follows (in thousands):

Purchase price assigned to Meadowlark Midstream		$25,376
Current assets	$2,227
Property, plant, and equipment	18,795
Other noncurrent assets	4,354
Total assets acquired	25,376
Total liabilities assumed	$—
Net identifiable assets acquired		$25,376

Schedule of Revenue and Net Income Disclosures
Revenues and net income for the previously separate entities and the combined amounts, as presented in these consolidated financial statements follow.

	Year ended December 31,
	2015	2014	2013

	(In thousands)
SMLP revenues	$358,046	$338,941	$241,089
2016 Drop Down Assets revenues (1)	29,238	14,466	2,474
Polar and Divide revenues (1)	13,273	22,449	3,893
Red Rock Gathering revenues (1)		11,313	50,114
Bison Gas Gathering system revenues (1)			28,590
Combined revenues	$400,557	$387,169	$326,160

SMLP net (loss) income	$(192,212)	$(23,992)	$43,584
2016 Drop Down Assets net loss (1)	(35,419)	(32,634)	(5,829)
Polar and Divide net income (loss) (1)	5,403	6,430	(467)
Red Rock Gathering net income (1)		2,828	9,668
Bison Gas Gathering system net income (1)			52
Combined net (loss) income	$(222,228)	$(47,368)	$47,008
__________
(1) Results are fully reflected in SMLP's revenues and net income on the date common control began, see Note 1.

Business Acquisitions, Pro Forma Information

Year ended December 31, 2013
(In thousands, except for per-unit amounts)
Total Bison Midstream and Mountaineer Midstream revenues included in consolidated revenues	$87,196
Total Bison Midstream and Mountaineer Midstream net loss included in consolidated net income	(457)

Pro forma total revenues	$338,311
Pro forma net income	34,369

Pro forma common EPU - basic and diluted	$0.68
Pro forma subordinated EPU - basic and diluted	0.62

Polar Midstream
Business Acquisition [Line Items]
Fair Value of Assets Acquired and Liabilities Assumed
The fair values of the assets acquired and liabilities assumed as of February 15, 2013, were as follows (in thousands):

Purchase price assigned to Polar Midstream		$216,105
Current assets	$368
Property, plant, and equipment	9,755
Other noncurrent assets	7,201
Total assets acquired	17,324
Current liabilities	4,592
Total liabilities assumed	$4,592
Net identifiable assets acquired		12,732
Goodwill		$203,373

Bison Midstream
Business Acquisition [Line Items]
Fair Value of Assets Acquired and Liabilities Assumed
The fair values of the assets acquired and liabilities assumed as of February 15, 2013, were as follows (in thousands):

Purchase price assigned to Bison Gas Gathering system		$303,168
Current assets	$5,705
Property, plant, and equipment	85,477
Intangible assets	164,502
Other noncurrent assets	2,187
Total assets acquired	257,871
Current liabilities	6,112
Other noncurrent liabilities	2,790
Total liabilities assumed	$8,902
Net identifiable assets acquired		248,969
Goodwill		$54,199

Mountaineer Midstream
Business Acquisition [Line Items]
Fair Value of Assets Acquired and Liabilities Assumed
The final fair values of the assets acquired and liabilities assumed as of June 21, 2013, were as follows (in thousands):

Purchase price assigned to Mountaineer Midstream		$210,000
Property, plant, and equipment	$163,661
Gas gathering agreement contract intangibles	24,019
Rights-of-way	6,109
Total assets acquired	193,789
Total liabilities assumed	$—
Net identifiable assets acquired		193,789
Goodwill		$16,211